ROPES & GRAY LLP
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April 21, 2014

Rajib Chanda
(202) 508-4671
(202) 383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers AMG Funds

File Nos. 333-84639 and 811-09521

Ladies and Gentlemen:

On behalf of Managers AMG Funds (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on April 3, 2014 under Rule 497(c) (SEC Accession No. 0001193125-14-129966), to the Prospectus for AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund dated March 31, 2014.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(c).

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda